Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Detailed Information About Property, Plant and Equipment

	Plants	Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Other fixed assets	Total fixed assets
Investment
Balances as of January 1, 2019	Ps.811,270,391	20,080,965	421,235,950	1,379,323,723	64,845,163	326,482,265	52,020,042	15,159,952	129,352,513	44,351,625	—	32,659	3,264,155,248

Transfers to rights of use	—	(7,005,141)	—	—	—	—	—	—	—	—	—	—	(7,005,141)
Acquisitions	8,337,019	252,382	1,251,488	29,072,723	316,499	5,436,425	184,863	1,735,581	82,520,111	182,563	—	—	129,289,654
Reclassifications	(1,381,310)	—	428,738	—	(51,885)	(614,430)	(234,643)	47,110	(106,429)	(16,161)	35,403	—	(1,893,607)
Unsuccessful wells	—	—	—	(69,231,587)	—	—	—	—	(7,922,365)	—	—	—	(77,153,952)
Capitalization	6,830,064	—	6,538,540	35,251,706	143,312	13,013,199	2,566	955,134	(62,722,409)	(12,112)	—	—	—
(Impairment)	(21,207,717)	—	(53,718,547)	(101,683,066)	(500,745)	(43,001,652)	—	(2,076,680)	(2,249,951)	—	—	—	(224,438,358)
Reversal of impairment	48,389,246	—	85,500,267	31,086,852	1,023	25,167,135	—	646,603	2,364,078	—	—	—	193,155,204
Disposals	(3,396,366)	(235,382)	(301,359)	(151,405)	(1,435,140)	—	(1,565,266)	(112,482)	(1,310,108)	(356,379)	(35,403)	(32,659)	(8,931,949)

Balances as of December 31, 2019	Ps.848,841,327	13,092,824	460,935,077	1,303,668,946	63,318,227	326,482,942	50,407,562	16,355,218	139,925,440	44,149,536	—	—	3,267,177,099

Acquisitions	13,934,129	246,351	1,911,502	15,602,539	1,118,794	3,696,726	294,329	552,865	131,963,334	543,472	—	—	169,864,041
Reclassifications	(1,446,201)	—	228,056	—	361,131	—	410,240	7,586	(1,234,963)	115,107	24,601	—	(1,534,443)
Capitalization	9,906,725	—	19,022,425	42,183,243	616,006	15,695,486	8,835	1,532	(87,150,784)	(283,468)	—	—	—
(Impairment)	(66,031,126)	—	(9,392,862)	(48,028,474)	(65,964)	(16,210,995)	—	—	(20,210,911)	—	—	—	(159,940,332)
Reversal of impairment	9,797,281	153,456	11,943,047	73,801,995	1,563,299	25,872,979	8,159	426,560	19,856	—	—	—	123,586,632
Disposals	(3,297,113)	—	(2,855,580)	—	(6,599,754)	(1,184,109)	(2,300,115)	(514,229)	(1,441,548)	(298,828)	(24,601)	—	(18,515,877)
Balances as of December 31, 2020	Ps.811,705,022	13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	—	3,380,637,120

Accumulated depreciation and amortization
Balances as of January 1, 2019	(436,603,123)	(5,998,481)	(173,264,040)	(973,467,746)	(42,924,256)	(179,831,090)	(42,161,378)	(7,419,050)	—	—	—	—	(1,861,669,164)

Transfers to rights of use	—	943,639	—	—	—	—	—	—	—	—	—	—	943,639
Depreciation and amortization	(49,473,592)	(591,168)	(16,380,653)	(51,574,532)	(2,131,913)	(13,820,275)	(2,556,539)	(658,338)	—	—	—	—	(137,187,010)
Reclassifications	1,303,186	—	41,225	—	205,661	116,278	220,301	6,956	—	—	—	—	1,893,607
Disposals	3,308,366	128,561	184,172	817	1,226,345	—	1,449,659	92,471	—	—	—	—	6,390,391

Balances as of December 31, 2019	Ps.(481,465,163)	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	—	(1,989,628,537)

Depreciation and amortization	(42,071,837)	(384,993)	(14,042,861)	(56,325,342)	(1,989,834)	(11,671,929)	(2,249,987)	(895,037)	—	—	—	—	(129,631,820)
Reclassifications	1,782,525	—	(90,590)	—	(103,562)	—	(203,053)	149,123	—	—	—	—	1,534,443
Disposals	1,172,277	—	2,576,418	—	5,824,019	968,552	2,164,127	512,922	—	—	—	—	13,218,315

Balances as of December 31, 2020	Ps.(520,582,198)	(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	—	(2,104,507,599)

Wells, pipelines, proper0ties, plant and equipment—net as of December 31,2019	Ps.367,376,164	7,575,375	271,515,781	278,627,485	19,694,064	132,947,855	7,359,605	8,377,257	139,925,440	44,149,536	—	—	1,277,548,562

Wells, pipelines, properties, plant and equipment—net as of December 31,2020	Ps.291,122,824	7,590,189	280,815,336	305,861,446	20,418,199	150,114,565	5,492,140	8,618,579	161,870,424	44,225,819	—	—	1,276,129,521

Depreciation rates	3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—	—
Estimated useful lives	20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—	—

(1)	Mainly wells, pipelines and plants.

During 2020, PEMEX detected errors in certain costs and expenses used for the determination of the value in use of certain cash-generating units in the exploration and production segment as of December 31, 2019. This resulted in a different value in use in some cash-generating units and thus, an increase in the value of wells, pipelines, plants and platforms
1
as of December 31, 2019 in the amount of Ps. 65,799,060 and a favorable impact in the results of operation of PEMEX for 2019, for the same amount (see Note
4-B).

A.
As of December 31, 2020, 2019 and 2018, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 3,893,248, Ps. 2,959,025 and Ps. 2,198,191, respectively. Financing cost rates during 2020, 2019 and 2018 were 5.75% to 7.08%, 5.27% to 6.84% and 4.94% to 6.07%, respectively.

B.
The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2020, 2019 and 2018, recognized in operating costs and expenses, was Ps. 129,631,820, Ps. 137,187,010 and Ps. 153,382,040, respectively. These figures include Ps. 101,339,417, Ps. 103,173,593 and Ps. 124,790,099 for oil and gas production assets and costs related to the plugging and abandonment of wells in the amounts of Ps. 2,731,317, Ps. 4,700,151 and Ps. 983,438, for the years ended December 31, 2020, 2019 and 2018, respectively.

C.
As of December 31, 2020 and 2019, provisions relating to future plugging of wells costs amounted to Ps. 77,125,513 and Ps. 80,849,900, respectively, and are presented in the “Provisions for plugging of wells” (see Note 20).

D.
As of December 31, 2020, 2019 and 2018, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 6,229,356, Ps. 5,986,055 and Ps. 6,726,769 respectively (see Note 14) and Ps. 1,072,537 from available-for-sale
non-financial
assets as of December 31, 2019.

E.
As of December 31, 2020, 2019 and 2018, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 490,203, Ps. (1,776,684) and Ps. (238,422), respectively, which was mainly plant.

F.	At the end of December 2020, PEMEX had impairment impacts mainly due to the long reduction in crude oil prices and the decrease in demand for products, resulting from the Covid-19 pandemic.

Summary of Recoverable Amount of Assets
The recoverable amounts of the assets as of December 31, 2019 and 2018, corresponding to the discounted cash flows at the rate of 11.97%, 11.94% and 13.55%, respectively, as follows:

	2020		2019		2018

TAD, TDGL, TOMS (Storage terminals)	Ps.	95,169,597	Ps.	147,249,859	Ps.	92,772,003
Pipelines		88,740,662		105,319,693		—
Primary logistics		108,036,325		73,821,371		111,941,265
Land Transport (white pipes)		—		—		445,377

Total	Ps.	291,946,584	Ps.	326,390,923	Ps.	205,158,645

Consolidated and Separate Financial Statements
See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the projects listed above:

			Production-sharing contracts
As of /For the year ended December 31, 2020	EK-Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano

Sales:
Net sales	11,838,057	—	—	—	—	—	—	—	—	—	1,559,644	942,514	374,118
Cost of sales	10,893,808	50,159	45,229	18,443	19,522	65,343	17,783	51,238	107,548	274,445	673,887	1,273,269	637,905

Gross income (loss)	944,249	(50,159)	(45,229)	(18,443)	(19,522)	(65,343)	(17,783)	(51,238)	(107,548)	(274,445)	885,757	(330,755)	(263,787)
Other income (loss), net	(128,602)	—	—	—	—	—	—	—	—	—	—	—	—
Administrative expenses	62,964	—	—	—	—	—	—	—	—	—	—	—	—

Operating income (loss)	752,683	(50,159)	(45,229)	(18,443)	(19,522)	(65,343)	(17,783)	(51,238)	(107,548)	(274,445)	885,757	(330,755)	(263,787)
Taxes, duties and other	—	—	—	—	—	—	—	—	—	—	—	—	—

Net income (loss)	752,683	(50,159)	(45,229)	(18,443)	(19,522)	(65,343)	(17,783)	(51,238)	(107,548)	(274,445)	885,757	(330,755)	(263,787)

Cash and cash equivalents	9	22,852	17,089	—	—	5,431	16	13,868	—	—	15,213	5	—
Accounts receivable	11,838,057	161,079	7,848	17,040	(907)	—	—	—	(31,348)	(21,559)	1,640,681	1,290,282	374,118

Total current assets	11,838,066	183,931	24,937	17,040	(907)	5,431	16	13,868	(31,348)	(21,559)	1,655,894	1,290,287	374,118
Wells, pipelines, properties, plant and equipment, net	39,477,424	—	—	—	—	—	—	—	—	—	1,344,617	802,194	1,317,055

Total assets	51,315,490	183,931	24,937	17,040	(907)	5,431	16	13,868	(31,348)	(21,559)	3,000,511	2,092,481	1,691,173

Suppliers	4,340,715	—	—	18,443	19,522	—	670	—	107,548	274,445	930,246	615,457	602,659
Taxes and duties payable	462	999	1,067	—	—	1,481	857	1,871	—	—	—	—	—
Other current liabilities	474,670	233,091	69,099	17,040	(907)	69,293	16,272	63,235	(31,348)	(21,559)	96,251	347,774	—

Total liabilities	4,815,847	234,090	70,166	35,483	18,615	70,774	17,799	65,106	76,200	252,886	1,026,497	963,231	602,659

Equity (deficit), net	46,499,643	(50,159)	(45,229)	(18,443)	(19,522)	(65,343)	(17,783)	(51,238)	(107,548)	(274,445)	1,974,014	1,129,250	1,088,514

		License contracts
As of /For the year ended December 31, 2020	Trion	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla

Sales:
Net sales	—	—	—	—	—	—	1,005,967	1,184,356	167,504
Cost of sales	9,360	32,908	89,762	100,050	106,755	92,633	606,463	674,421	189,557

Gross income (loss)	(9,360)	(32,908)	(89,762)	(100,050)	(106,755)	(92,633)	399,504	509,935	(22,053)
Other income (loss), net	—	—	—	—	—	—	—	—	—
Administrative expenses	—	—	—	—	—	—	—	—	—

Operating income (loss)	(9,360)	(32,908)	(89,762)	(100,050)	(106,755)	(92,633)	399,504	509,935	(22,053)
Taxes, duties and other	—	—	—	—	—	—	—	—	—

Net income (loss)	(9,360)	(32,908)	(89,762)	(100,050)	(106,755)	(92,633)	399,504	509,935	(22,053)

Cash and cash equivalents	—	—	—	20	20	—	146	512	—
Accounts receivable	—	(32,908)	(36,216)	—	—	(48,872)	1,892,736	1,648,777	167,505

Total current assets	—	(32,908)	(36,216)	20	20	(48,872)	1,892,882	1,649,289	167,505
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	—	1,774,845	1,345,902	97,546

Total assets	—	(32,908)	(36,216)	20	20	(48,872)	3,667,727	2,995,191	265,051

Suppliers	9,360	—	85,698	670	—	92,633	690,174	980,727	181,605
Taxes and duties payable	—	—	—	4,976	5,312	—	—	—	—
Other current liabilities	—	—	(32,152)	94,424	101,463	(48,872)	886,914	464,933	—

Total liabilities	9,360	—	53,546	100,070	106,775	43,761	1,577,088	1,445,660	181,605

Equity (deficit), net	(9,360)	(32,908)	(89,762)	(100,050)	(106,755)	(92,633)	2,090,639	1,549,531	83,446

Pemex industrial transformation [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment
The net reversal of impairment was in the following CGUs:

	2020		2019	2018
Minatitlán Refinery	Ps.	(37,432,703)	—	—
Madero Refinery		(18,412,687)	—	(733,307)
Salamanca Refinery		(5,386,525)	—	—
Tula Refinery		(2,820,750)	—	(5,099,635)
Cadereita Refinery		(2,083,755)		—
Morelos Petrochemical Complex		(2,048,039)	—	—
New Pemex Gas Processor Complex		(1,080,831)	—	—
Cangrejera Petrochemical Complex		(1,484,489)	—	—
Ciudad Pemex Gas Processing Complex		(709,127)	—	—
Morelos Ethylene Processor Complex		(302,665)	—	—
Pajaritos Petrochemical Complex		—	(1,275,480)	—
Salina Cruz Refinery		—	—	(7,955,528)

Impairment		(71,761,571)	(1,275,480)	(13,788,470)

Salina Cruz Refinery	Ps.	—	13,535,526	—
Minatitlán Refinery		—	9,391,433	14,448,080
Madero Refinery		—	7,721,233	—
Morelos Petrochemical Complex		—	7,547,233	—
Cangrejera Petrochemical Complex		—	3,143,924	—
Tula Refinery		—	2,180,073	—

Reversal of impairment		—	43,519,422	14,448,080

Net (impairment) reversal of impairment	Ps.	(71,761,571)	42,243,942	659,610

Summary of Recoverable Amount of Assets	As of December 31, 2020, 2019 and 2018, the value in use for the impairment of fixed assets was as follows:

	2020		2019	2018
Salamanca Refinery	Ps.	44,777,784	—	—
Cadereyta Refinery		40,793,541	—	—
Salina Cruz Refinery		30,422,588	—	9,428,152
Minatitlán Refinery		18,819,247	61,673,158	54,846,565
Cangrejera Ethylene Processor Complex		11,493,567
Tula Refinery		34,829,922	40,450,717	39,429,897
Madero Refinery		6,799,072	27,840,687	21,083,328
Morelos Complex (Ethylene)		9,396,765	13,731,548	—
Pajaritos Complex (Ethylene)		—	1,275,480	—

Total value in use	Ps.	197,332,486	144,971,590	124,787,942

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of December 31,
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2019
	Refining			Gas			Petrochemicals			Ethylene**
Average crude oil Price	48.89 usd	54.13 usd	53.98 usd	N.A.			N.A.			N.A.
Processed volume	920 mbd	723 mbd	680 mbd	2,134 mmpcd of humid gas	2,056 mmpcd of humid gas	2,717mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S. dollar	$19.9487	$18.8452	$19.6829	$19.9487	$18.8452	$19.68	19.9487	$18.8452	$19.6829	$18.8452
Useful lives of the cash-generating units (year average)	12	12	14	7	7	8	7	7	7	6
Discount rate	10.83%	11.47%	11.52%	9.76%	10.22%	10.22%	9.76%	8.61%	8. 92%	8.03%
Period*	2020-2032	2020-2032	2019-2034	2020-2027	2020-2027	2019-2027	2020-2027	2020-2027	2019-2026	2020-2026

*	The first 5 years are projected and stabilize at year 6.
**	This entity was merged into Pemex Industrial Transformation on July 1, 2019.

Pemex Exploration And Production [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment
The net reversal of impairment was in the following CGUs:

	2020		2019	2018
Aceite Terciario del Golfo	Ps.	29,954,188	—	29,592,864
Cantarell		23,218,889	—	98,673,388
Burgos		9,084,982	7,929,552	—
Tsimin Xux		3,920,244	—	627,426
Cuenca de Macuspana		735,919	—	—
Crudo Ligero Marino		—	949,645	—
Yaxche		—	20,608,627	—
Antonio J. Bermúdez		—	—	6,811,344
Tamaulipas Constituciones		—	—	140,125

Reversal of impairment		66,914,222	29,487,824	135,845,147

Chuc		(11,321,001)	(25,431,950)	(6,608,047)
Antonio J. Bermúdez		(9,705,730)	(3,562,021)	—
Ayín Alux		(3,269,173)	(2,220,696)	—
Tamaulipas Constituciones		(2,819,337)	—	—
Crudo Ligero Marino		(2,213,428)	—	(31,004,065)
Lakach		(1,269,083)	(56,119)	(841,718)
Arenque		(803,256)	—	—
Ixtal – Manik		(481,673)	(5,047,793)	—
Aceite Terciario del Golfo		—	(46,284,407)	—
Cantarell		—	(48,664,886)	—
Tsimin Xux		—	(1,062,635)	—
Cuenca de Macuspana		—	(166,013)	(1,343,836)
Poza Rica		—	(1,027,191)	—
Yaxche		—	—	(20,491,627)
Burgos		—	—	(10,542,238)

(Impairment)		(31,882,681)	(133,523,711)	(70,831,531)

Reversal of impairment (Impairment), net	Ps.	35,031,541	(104,035,887)	65,013,616

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2020	2019	2018
Average crude oil price	52.96 USD/bl	48.69 USD/bl	58.02 USD/bl
Average gas price	5.21 USD/mpc	5.07 USD/mpc	4.89 USD/mpc
Average condensates price	61.09 USD/bl	57.67 USD/bl	43.21 USD/bl
Discount rate	6.23% annual	6.18% annual	7.03% annual

Summary of reversal impairment loss for CGUs
As of December 31, 2020, 2019 and 2018, values in use for CGU with impairment or reversal of impairment are:

	2020		2019	2018
Cantarell	Ps.	125,953,979	101,446,620	157,526,000
Chuc		63,880,611	72,301,156	97,970,000
Aceite Terciario del Golfo		39,947,448	12,667,016	80,713,000
Tsimin Xux		25,910,556	28,116,300	38,152,000
Crudo Ligero Marino		24,233,795	18,935,146	23,540,000
Antonio J. Bermúdez		24,027,588	39,195,252	—
Burgos		17,487,412	10,731,645	2,124,000
Ixtal – Manik		12,647,284	19,024,166	—
Ayín Alux		6,213,753	2,705,441	—
Tamaulipas Constituciones		5,416,487	—	—
Arenque		4,908,009	—	—
Cuenca de Macuspana		1,096,972	432,365	680,000
Lakach		(169,119)	(2,426,036)	(1,658,000)
Yaxche		—	93,677,507	516,000
Poza Rica		—	15,029,941	—

Total	Ps.	351,554,775	411,836,519	399,563,000

Pemex Logistics [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment
The net reversal of impairment and impairment were in the following CGUs:

	2020		2019	2018
Vessel	Ps.	303,516	—	—
Land transport (white pipelines)		123,044	—	—
Pipelines		—	34,119,240	—

Reversal of impairment		426,560	34,119,240	—

Pipelines		—	—	(40,288,338)

(Impairment)		—	—	(40,288,388)

Reversal (impairment) net	Ps.	426,560	34,119,240	(40,288,388)

Assumptions to Determine Net Present Value of Reserves Long Lived Assets

	As of December 31,
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	Pipelines			Landing transport			Vessel
Discount rate	11.97%	11.94%	13.55%	11.97%	11.94%	13.55%	11.97%	11.94%	13.55%
Useful life	22	23	26	5	5	6	19	19	21

Pemex Fertilizes [member]
Statement [LineItems]
Assumptions to Determine Net Present Value of Reserves Long Lived Assets
As of December 31, 2020, 2019 and 2018, Pemex Fertilizers recognized an impairment of Ps. (92,444), Ps. (2,298,775) and Ps. (2,246,264), respectively in CGUs mentioned above. The impairment was mainly caused from (i) the decrease in projected production due to the lack of raw material, (ii) increase in raw material prices, and (iii) decrease in ammonia prices.

	As of December 31,
	2020	2019	2018
	Plant
Exchange rate	19.9487	18.8452	19.6829
Discount rate	9.51%	10.15%	8.92%
Useful life	22	23	26

PEMEX [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment
As of December 31, 2020, 2019 and 2018, PEMEX recognized a net impairment of Ps. (36,353,700), Ps. (31,283,154) and a net reversal of impairment of Ps. 21,418,997, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2020			2019			2018
	(Impairment)	Reversal of impairment	(Impairment) / Reversal of impairment, net	(Impairment)	Reversal of impairment	(Impairment) / Reversal of impairment, net	(Impairment)	Reversal of impairment	Reversal of impairment / (Impairment) , net
Pemex Industrial Transformation	(71,761,571)	—	(71,761,571)	(1,275,480)	43,519,422	42,243,942	(13,788,470)	14,448,080	659,610
Pemex Exploration and Production (1)	(31,882,681)	66,914,222	35,031,541	(133,523,711)	29,487,824	(104,035,887)	(63,252,635)	128,266,251	65,013,616
Pemex Logistics	—	426,560	426,560	—	34,119,240	34,119,240	(40,288,338)	—	(40,288,338)
Pemex Fertilizers	(92,444)	—	(92,444)	(2,298,775)	—	(2,298,775)	(2,246,264)	—	(2,246,264)
PMI Azufre Industrial	—	42,214	42,214	(796,263)	—	(796,263)	—	—	—
PMI NASA	—	—	—	(1,162,014)	646,603	(515,411)	(1,719,627)	—	(1,719,627)

Total	(103,736,696)	67,382,996	(36,353,700)	(139,056,243)	107,773,089	(31,283,154)	(121,295,334)	142,714,331	21,418,997

(1)	See Note 4 for the correction of error in the impairment of Pemex- Exploration and Production CGUs for 65,799,060.